SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core technology	Dec. 31, 2011 Core technology	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2009 ViSS business	Dec. 31, 2009 Visiondigi
Impairment of property, plant and equipment and intangibles
Residual value	$ 0
Intangible assets useful lives				15 years 3 months 18 days		1 year 3 months 18 days		5 years
Fair value of acquired intangible assets										3,065,000	1,098,000
Changes of intangible assets
Cost	3,329,000	4,511,000		2,443,000	2,437,000	886,000	884,000		1,190,000
Accumulated amortization	(1,257,000)	(1,837,000)		(371,000)	(403,000)	(886,000)	(884,000)		(550,000)
Impairment	(2,072,000)	(2,674,000)		(2,072,000)	(2,034,000)				(640,000)
Amortization expenses of intangible assets	0	155,000	765,000
Long-lived asset classified as held for sale	$ 0